Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Commitments [Line Items]
Rent expense under operating leases	$ 57,000,000	$ 59,000,000	$ 61,000,000
Ship Commitments
Commitments [Line Items]
Ships under contract for construction	9
Estimated total cost of ships under contract	5,900,000,000
Payment for ships under construction	400,000,000
Anticipated payment for cost of ships due in 2013	1,100,000,000
Anticipated payment for cost of ships due in 2014	1,600,000,000
Anticipated payment for cost of ships due in 2015	1,700,000,000
Anticipated payment for cost of ships due in 2016	$ 1,100,000,000
Ship Commitments | Minimum
Commitments [Line Items]
Aggregate passenger capacity of Ships under contract for construction	29,800